Mezzanine equity - Information related to the Redeemable Convertible Preferred Shares (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands						1 Months Ended						2 Months Ended	4 Months Ended		5 Months Ended		12 Months Ended
	Jun. 29, 2021 CNY (¥)	Mar. 05, 2021 CNY (¥) ¥ / shares shares	Feb. 26, 2021 CNY (¥) shares	Jan. 16, 2020 CNY (¥) investor shares	Jan. 16, 2020 USD ($) investor $ / shares shares	Dec. 31, 2021 CNY (¥) investor shares	Dec. 31, 2021 USD ($) investor shares	Jul. 31, 2021 CNY (¥) shares	Jul. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 shares	Jan. 31, 2020 CNY (¥) shares	Mar. 31, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥) investor shares	Jun. 30, 2021 investor shares	Jul. 31, 2021 CNY (¥) investor day shares	Jul. 31, 2021 USD ($) investor day $ / shares shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥) shares	Mar. 31, 2022 CNY (¥) shares	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	May 17, 2021 shares	Mar. 05, 2021 $ / shares	Jan. 31, 2020 USD ($)
Mezzanine equity
Number of investors | investor													2
Amount of excess of the ordinary shares' fair value over their par value | ¥																				¥ 81,208
Cash contribution to acquire equity method investment																	¥ 0	$ 0	¥ 79,442	1,145,637
Series A Preferred Shares
Mezzanine equity
Issuance of preferred shares (in shares)				26,841,535	26,841,535
Shares issued (In RMB or USD per share) | $ / shares					$ 6.71
Number of investors | investor				2	2
Total consideration for shares issued																	0	0	0	¥ 1,032,104
Issuance costs | ¥				¥ 8,500
Number of shares issuable (in shares)					22,367,946
Amount of deposits received				¥ 1,032,104	$ 150,000						¥ 1,032,104
Number of shares subscribed				22,367,946	22,367,946						22,367,946
Consideration for shares issuable											¥ 206,422															$ 30,000
Re-designation of ordinary shares to Series A Preferred Shares (in shares)			2,343,309
Amount of excess of the ordinary shares' fair value over their par value | ¥			¥ 81,208
Amount of excess of the preferred shares' fair value over the ordinary shares' fair value | ¥			¥ 16,452
Series Angel Preferred Shares
Mezzanine equity
Issuance of preferred shares (in shares)																				6,016,207
Shares issued (In RMB or USD per share) | (per share)		¥ 13.62																							$ 2.11
Total consideration for shares issued	¥ 81,950																0	0	0	¥ 81,950
Number of shares issuable (in shares)		6,016,207
Consideration for shares issuable | ¥		¥ 81,950
Shares issuable, percentage on outstanding shares		2.00%
Number of warrants to purchased shares exercised (in shares)																								6,016,207
Redeemable convertible preferred shares, liquidation preference | ¥		¥ 273,519
Fair value of warrant liabilities | ¥		¥ 191,569
Series A+ Preferred Shares
Mezzanine equity
Issuance of preferred shares (in shares)																				29,361,157
Total consideration for shares issued				¥ 1,238,526	$ 180,000												0	0	0	¥ 1,331,641
Series A+ Redeemable Convertible Preferred Shares
Mezzanine equity
Shares issued (In RMB or USD per share) | $ / shares									$ 9.70							$ 9.70						$ 7.04
Issuance costs | ¥												¥ 10,000
Number of shares issuable (in shares)																					29,361,157	29,361,157
Consideration for shares issuable																					¥ 1,331,641	$ 206,741
Series A++ Redeemable Convertible Preferred Shares
Mezzanine equity
Shares issued (In RMB or USD per share) | $ / shares									$ 8.31							$ 8.31
Number of investors | investor						4	4
Amount of deposits received						¥ 461,849									¥ 461,849	$ 71,000
Number of shares subscribed						8,546,916	8,546,916	8,546,916	8,546,916	8,546,916				8,546,916	8,546,916	8,546,916
Consideration for shares issuable						¥ 452,241			$ 71,000,000				¥ 452,241			$ 71,000,000				¥ 452,241			$ 71,000,000
Number of investors with whom share purchase agreements were entered | investor														4	4	4
Number of business days after the company received the deposits, within which the subscription amount is to be paid by the investors | day															5	5
Series B Preferred Shares
Mezzanine equity
Issuance of preferred shares (in shares)								9,882,082	9,882,082											17,615,165
Shares issued (In RMB or USD per share) | $ / shares																							$ 9.70
Total consideration for shares issued						¥ 324,270	$ 50,000										¥ 0	$ 0	¥ 159,485	¥ 324,270
Number of shares issuable (in shares)						7,733,083							7,733,083							7,733,083			7,733,083
Consideration for shares issuable | $																							$ 75,000
Cash contribution to acquire equity method investment | $									$ 10,649
Issuance of Series B Convertible Redeemable Preferred Shares in connection with acquisition of an equity-method investment (Note 8)								¥ 620,703	$ 95,800
Subscription receivable from Convertible Preferred Shares						¥ 159,392							¥ 159,392							¥ 159,392			$ 25,000